Equity Incentive Plan - Non vested shares (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of non vested shares | Ocean Rig UDW
Number of non vested shares
Balance	239,867	73,500
Granted	656,650	342,400
Forfeited	(78,576)	(15,900)
Vested	(205,143)	(160,133)
Balance	612,798	239,867
Number of non vested shares | Dryships Inc.
Number of non vested shares
Balance	5,666,666	6,005,000	8,510,150
Granted	3,300,000	1,000,000
Vested	(1,733,333)	(1,338,334)	(2,505,150)
Balance	7,233,333	5,666,666	6,005,000
Weighted average grant date fair value per non vested shares | Ocean Rig UDW
Weighted average grant date fair value per non vested shares
Balance	17.15	16.40
Granted	13.76	17.19
Forfeited	16.93	16.90
Vested	17.31	16.92
Balance	13.49	17.15
Weighted average grant date fair value per non vested shares | Dryships Inc.
Weighted average grant date fair value per non vested shares
Balance	5.09	5.50	5.60
Granted	1.87	2.01
Vested	4.31	4.63	5.83
Balance	3.81	5.09	5.50